Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Trade deposits	$ 530,691	$ 529,624
Prepaid expenses	75,118	9,486
Tax recoverable	18,891
Other assets	779	711
Less: allowance for expected credit losses	(2)	(2)	$ (1)
Total prepayments and other current assets, net	$ 625,477	$ 539,819